Information on net borrowings	12 Months Ended
Dec. 31, 2018
Disclosure of Information on net borrowings [Abstract]
Disclosure of borrowings [text block]
19 Information on net borrowings
In assessing its capital structure, Eni uses net borrowings, which is a non-GAAP financial measure. Eni calculates net borrowings as total finance debt (short-term and long-term debt) derived from its Consolidated Financial Statements prepared in accordance with IFRS less: cash and cash equivalents, held-for-trading securities and certain highly-liquid investments not related to operations including, among others, non-operating financing receivables. Held-for-trading securities are part of a strategic reserve of liquidity that management has established by reinvesting proceeds from the Group disposal plans and is intended to provide a certain degree of financial flexibility in case of a prolonged price downturn, tight financial markets or in view of other Company’s purposes. Non-operating financing receivables consist mainly of deposits with banks and other financing institutions and deposits in escrow. These assets are generally intended to absorb temporary surpluses of cash as part of the Company’s ordinary management of financing activities.
Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed.

	December 31, 2018			December 31, 2017
(€ million)	Current	Non-current	Total	Current	Non-current	Total
A. Cash and cash equivalents	10,836		10,836	7,363		7,363
B. Held-for-trading financial assets	6,552		6,552	6,012		6,012
C. Available-for-sale financial assets				207		207
D. Liquidity (A+B+C)	17,388		17,388	13,582		13,582
E. Financing receivables	188		188	209		209
F. Short-term debt towards banks	383		383	201		201
G. Long-term debt towards banks	768	2,710	3,478	801	3,200	4,001
H. Bonds	2,781	17,313	20,094	1,445	16,907	18,352
I. Short-term debt towards related parties	661		661	164		164
L. Other short-term liabilities	1,138		1,138	1,877		1,877
M. Other long-term liabilities	52	59	111	40	72	112
N. Total borrowings (F+G+H+I+L+M)	5,783	20,082	25,865	4,528	20,179	24,707
O. Net borrowings (N-D-E)	(11,793)	20,082	8,289	(9,263)	20,179	10,916

Financial assets held for trading are disclosed in note 6 — Financial assets held for trading.

Current financing receivables are disclosed in note 15 — Other financial assets.